Schedule of Future Minimum Lease Payments Due (Detail) (USD $)	Sep. 30, 2013
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2014	$ 60,372
2015	30,186
Future minimum payments due, Total	$ 90,558